SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of expected useful lives of property and equipment

Buildings	20 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Machinery	5-10 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

Schedule of useful life intangible assets

Technical know-how	10 years
Computer software	1-10 years

Schedule of company's electricity revenue

	Years Ended December 31,
	2019	2020	2021
	$	$	$
Electricity Revenue:
CSI Solar Segment	5,866	9,077	15,302
Global Energy Segment	—	629	14,118
	5,866	9,706	29,420

Schedule of disaggregation of revenue

The following table represents a disaggregation of revenue recognized at a point in time or over time (Comparative period financial information for 2019 by reportable segment has been recast to conform to current presentation. Refer to Note 22 for further information.):

	Years Ended December 31,
	2019	2020	2021
CSI Solar Segment:
Revenue recognized at a point in time	$2,210,459	$2,704,332	$3,881,573
Revenue recognized over time	271,389	45,996	271,513

Global Energy Segment:
Revenue recognized at a point in time	696,326	687,759	1,068,179
Revenue recognized over time	22,409	38,408	55,904
	3,200,583	3,476,495	5,277,169

Schedule of contract assets and contract liabilities

	At December 31,	At December 31,
	2020	2021
Contract Assets
Accounts receivable, unbilled	$28,461	$37,244

Contract Liabilities
Advances from customers	189,470	135,512
Other current liabilities	35,012	98,494
	224,482	234,006

Summary of the Company's other operating income, net

	Years Ended December 31,
	2019	2020	2021
	$	$	$
Government grants	(10,097)	(24,245)	(38,468)
Net gain on disposal of solar power system	(1,666)	—	(10,091)
Net (gain) loss on disposal of property, plant and equipment	1,227	(253)	83
(Insurance claims on) weather-related project damages	—	(1,025)	1,408
	(10,536)	(25,523)	(47,068)

Schedule of gross prepayments made to individual suppliers in excess of 10% of total advances to suppliers

	As of December 31,
	2020		2021
	$		$
Supplier A	43,821		52,257
Supplier B	—	(1)	37,117
Supplier C	—	(1)	36,026
(1)	Not in excess of 10% of total advances to suppliers as of December 31, 2020.